Impairment of Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of Assets [Line Items]
Growth rate	1.00%	1.00%
Discount rate	1.00%	1.00%
Ebitda growth rate term	5 years	5 years
Impairment value of the property, plant and equipment (in Pesos)	$ 2,903
Right of use amount (in Pesos)	2,980,106	$ 2,826,607
Reversal of impairment value (in Pesos)	1,188	2,432	$ 1,060
Impairment value (in Pesos)	$ 698	$ 556	$ 7,874
Percentage of estimated brokerage commission	3.00%	3.00%
Trigger impairment charge	45.00%	11.00%
Éxito Group [Member]
Impairment of Assets [Line Items]
Growth rate	0.00%	0.00%
2023 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	13.20%	9.50%
2024 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	10.70%	9.30%
2025 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	9.70%	8.30%
2026 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	9.00%	7.50%
2027 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	8.10%	7.40%
2028 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate	8.10%
2022 [Member] | Éxito Group [Member]
Impairment of Assets [Line Items]
Discount rate		10.40%
Viva Calle [Member]
Impairment of Assets [Line Items]
Impairment value (in Pesos)		$ 241
Grupo Disco del Uruguay S.A. [Member]
Impairment of Assets [Line Items]
Impairment value (in Pesos)		1,403
Mercados Devoto S.A. [Member]
Impairment of Assets [Line Items]
Impairment value (in Pesos)		2,786
Carulla Palmas [Member]
Impairment of Assets [Line Items]
Impairment value (in Pesos)		17
Centro Comercial Viva Suba [Member]
Impairment of Assets [Line Items]
Reversal of impairment value (in Pesos)		1,546
Impairment value (in Pesos)		530
Viva Palmas [Member]
Impairment of Assets [Line Items]
Reversal of impairment value (in Pesos)		$ 860
Colombia [Member]
Impairment of Assets [Line Items]
Growth rate	3.60%	3.70%
Tax rate	35.00%	35.00%
Budgeted average ebitda growth rate	10.30%	8.00%
Uruguay [Member]
Impairment of Assets [Line Items]
Growth rate	5.40%	5.40%
Tax rate	25.00%	25.00%
Budgeted average ebitda growth rate	7.60%	8.20%
Right of use amount (in Pesos)	$ 1,038
Uruguay [Member] | 2023 [Member]
Impairment of Assets [Line Items]
Discount rate	9.20%	9.10%
Uruguay [Member] | 2024 [Member]
Impairment of Assets [Line Items]
Discount rate	10.10%	9.80%
Uruguay [Member] | 2025 [Member]
Impairment of Assets [Line Items]
Discount rate	10.70%	9.30%
Uruguay [Member] | 2026 [Member]
Impairment of Assets [Line Items]
Discount rate	9.80%	9.30%
Uruguay [Member] | 2027 [Member]
Impairment of Assets [Line Items]
Discount rate	9.50%	9.20%
Uruguay [Member] | 2028 [Member]
Impairment of Assets [Line Items]
Discount rate	9.50%
Uruguay [Member] | 2022 [Member]
Impairment of Assets [Line Items]
Discount rate		8.20%
Argentina [Member]
Impairment of Assets [Line Items]
Budgeted average ebitda growth rate	94.60%	76.90%